Liability for loss and loss adjustment expenses (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Insurance [Abstract]
Summary of Liability for Loss and Loss Adjustment Expenses
A summary of the changes in the liability for loss and loss adjustment expenses for the six months ending June 30, 2021 and 2020 is as follows:

	June 30,
	2021	2020
Beginning balance	$69,800	$62,758

Provision for claims related to:
Current year	$14,516	$8,533
Prior years	(4,461)	(3,710)
Total provision for claims	$10,055	$4,823

Paid losses related to:
Current year	$(1,554)	$(1,139)
Prior years	(3,595)	(3,794)
Total paid losses	$(5,149)	$(4,933)

Ending balance	$74,706	$62,648

Provision for claims as a percentage of net written premiums	4.6%	3.4%

A summary of the liability for loss and loss adjustment expenses follows:

	Year Ended December 31
	2020	2019
Beginning balance	$62,758	$59,266

Provision for claims related to:
Current year	$20,619	$21,220
Prior years	(5,282)	(8,935)
Total provision for claims	15,337	12,285

Paid losses related to:
Current year	$(2,331)	$(2,828)
Prior years	(5,964)	(5,965)
Total paid losses	$(8,295)	$(8,793)

Ending balance	$69,800	62,758

Provision for claims as a percentage of net written premiums	4.4%	4.2%